Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 75,705	$ 735,814	$ 106,809
Prepaid expenses	186,936	841,637
Employee advance	7,500
Other receivable			15,000
Franchise tax receivable	125,068	125,068
Total current assets	395,209	1,702,519	121,809
Property, plant and equipment, net	8,050
Total assets	403,259	1,702,519	121,809
Current liabilities
Accounts payable	408,286	16,487	11,844
Accrued liabilities	32,428	37,252	88,350
Excise tax payable	2,348,302	2,348,302
Financing payable	67,196	663,582
Earnout shares and sponsor earnout shares liability	590	1,053,084
Warrant liability	2,617,683	1,950,053
Total current liabilities	10,801,685	7,559,310	1,086,383
Convertible notes payable, net of discount, non-current		2,934,543
Total liabilities	10,801,685	10,493,853	1,086,383
Commitments and contingencies
Mezzanine equity
Series C preferred stock, value	41,170,508	71,809,025	750
Stockholders’ deficit
Common stock, value	4,196	1,246	350
Additional paid-in capital	49,610,004	13,226,787	2,697,132
Accumulated deficit	(101,183,134)	(93,828,392)	(3,662,806)
Total stockholders’ deficit	(51,568,934)	(80,600,359)	(965,324)
Total liabilities, mezzanine equity and stockholders’ deficit	403,259	1,702,519	121,809
Related Party [Member]
Current liabilities
Accrued interest payable to related party	67,520	79,859	22,064
Convertible notes payable	4,934,680	35,000
Note payable - related party, net of discount		1,375,691	$ 964,125
Nonrelated Party [Member]
Current liabilities
Convertible notes payable	$ 325,000